UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

AB RELATIVE VALUE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

APR    04.30.23

SEMI-ANNUAL REPORT

AB RELATIVE VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Relative Value Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB RELATIVE VALUE FUND | 1

SEMI-ANNUAL REPORT

June 2, 2023

This report provides management’s discussion of fund performance for the AB Relative Value Fund for the semi-annual reporting period ended April 30, 2023.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF APRIL 30, 2023 (unaudited)

	6 Months	12 Months

AB RELATIVE VALUE FUND

Class A Shares	2.23%	2.39%

Class C Shares	1.93%	1.61%

Advisor Class Shares[1]	2.32%	2.64%

Class R Shares[1]	2.14%	2.14%

Class K Shares[1]	2.38%	2.38%

Class I Shares[1]	2.42%	2.74%

Class Z Shares[1]	2.36%	2.68%

Russell 1000 Value Index	4.54%	1.21%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its benchmark, the Russell 1000 Value Index, for the six- and 12-month periods ended April 30, 2023.

All share classes of the Fund underperformed the benchmark for the six-month period, before sales charges. Overall security selection and sector allocation detracted, relative to the benchmark. Security selection within health care and energy detracted the most, while selection within consumer discretionary and financials contributed. Losses from underweights to communication services and materials were partially offset by contributions from an overweight to technology and an underweight to energy.

During the 12-month period, all share classes of the Fund outperformed the benchmark, before sales charges. Both security selection and sector allocation were positive. Security selection within consumer discretionary and financials contributed the most, while selection within consumer staples and energy detracted. Contributions from overweights to technology and industrials offset losses from an underweight to energy and an overweight to health care.

2 | AB RELATIVE VALUE FUND	abfunds.com

The Fund did not use derivatives during either period.

MARKET REVIEW AND INVESTMENT STRATEGY

US, international and emerging-market stocks rose during the six-month period ended April 30, 2023, despite bouts of volatility, as central banks—led by the US Federal Reserve (the “Fed”)—continued to fight inflation by rapidly tightening monetary policy. Equity markets rallied amid some early signs of easing inflationary pressures, but strong global economic data created uncertainty around the depth of the disinflationary process and prompted concern over the Fed’s higher-for-longer messaging. China’s rapid rollback of its zero-COVID restrictions in December and its pro-growth policy pivot benefited global stocks—especially emerging-market stocks. At the end of the period, the collapse of several banks and the potential for broader financial contagion drove stocks lower. Stocks recovered some losses after the banking crisis was contained and US inflation data came in softer than expected, raising speculation that the Fed might be near the end of its rate-hike cycle. Within large-cap markets, both growth- and value-oriented stocks rose for the period. Growth stocks outperformed value stocks significantly on a relative basis as technology stocks continued to rebound on positive first-quarter 2023 earnings reports and speculation that the Fed might soon pivot. Large-cap stocks rose in absolute terms and outperformed small-cap stocks, which declined.

The Fund’s Senior Investment Management Team (the “Team”) remains committed to using bottom-up research to build a Fund composed of well-managed companies that are attractively valued relative to their long-term earnings power. The Team’s objective is to find companies that stand out and deploy capital wisely, allowing these companies to grow dividends and enhance the long-term value of their shares.

INVESTMENT POLICIES

The Fund invests primarily in the equity securities of US companies that the Adviser believes are trading at attractive valuations that have strong or improving business models. The Adviser monitors the fundamental performance of the Fund’s investments for signs of future financial success. The Adviser relies heavily upon the fundamental analysis and research of its dedicated investment team for the Fund in conducting research and making investment decisions. The team initially screens a primary research universe of largely US companies for attractive security valuation and business model characteristics. Once appropriate candidates have been identified for further analysis, the team conducts fundamental research to better understand the company’s business model. In evaluating a company for potential

(continued on next page)

abfunds.com	AB RELATIVE VALUE FUND | 3

inclusion in the Fund, the Adviser takes into account many factors that it believes bear on the company’s ability to perform in the future, including attractive free cash flow valuations, high levels of profitability, stable-to-improving balance sheets, and management teams that are good stewards of shareholder capital.

The Adviser recognizes that the perception of “value” is relative and often defined by the future economic performance of the company. As a result of how individual companies are valued in the market, the Fund may be attracted to investments in companies with different market capitalizations (i.e., large-, mid- or small-capitalization) or companies engaged in particular types of businesses, although the Fund does not intend to concentrate in any particular sectors or industries. At any period in time, the Fund’s portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Russell 1000® Value Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 1000 Value Index represents the performance of large-cap value companies within the US. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

abfunds.com	AB RELATIVE VALUE FUND | 5

DISCLOSURES AND RISKS (continued)

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	2.39%	-2.00%

5 Years	8.20%	7.25%

10 Years	9.91%	9.43%

CLASS C SHARES

1 Year	1.61%	0.66%

5 Years	7.37%	7.37%

10 Years[1]	9.10%	9.10%

ADVISOR CLASS SHARES[2]

1 Year	2.64%	2.64%

5 Years	8.44%	8.44%

10 Years	10.19%	10.19%

CLASS R SHARES[2]

1 Year	2.14%	2.14%

5 Years	7.91%	7.91%

10 Years	9.63%	9.63%

CLASS K SHARES[2]

1 Year	2.38%	2.38%

5 Years	8.21%	8.21%

10 Years	9.94%	9.94%

CLASS I SHARES[2]

1 Year	2.74%	2.74%

5 Years	8.47%	8.47%

10 Years	10.21%	10.21%

CLASS Z SHARES[2]

1 Year	2.68%	2.68%

5 Years	8.51%	8.51%

Since Inception[3]	9.56%	9.56%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 0.94%, 1.69%, 0.69%, 1.32%, 1.02%, 0.69% and 0.61% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursement agreements reduced the Fund’s total annual operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) to 0.90%, 1.65%, 0.65%, 1.15%, 0.90% and 0.65% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated prior to February 28, 2024, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB RELATIVE VALUE FUND | 7

HISTORICAL PERFORMANCE (continued)

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 10/15/2013.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-7.25%

5 Years	7.17%

10 Years	9.46%

CLASS C SHARES

1 Year	-4.92%

5 Years	7.33%

10 Years[1]	9.11%

ADVISOR CLASS SHARES[2]

1 Year	-3.00%

5 Years	8.41%

10 Years	10.20%

CLASS R SHARES[2]

1 Year	-3.46%

5 Years	7.83%

10 Years	9.64%

CLASS K SHARES[2]

1 Year	-3.20%

5 Years	8.14%

10 Years	9.96%

CLASS I SHARES[2]

1 Year	-2.98%

5 Years	8.40%

10 Years	10.23%

CLASS Z SHARES[2]

1 Year	-3.05%

5 Years	8.44%

Since Inception[3]	9.51%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 10/15/2013.

abfunds.com	AB RELATIVE VALUE FUND | 9

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,022.30	$4.46	0.89%	$4.51	0.90%
Hypothetical**	$1,000	$1,020.38	$4.46	0.89%	$4.51	0.90%
Class C
Actual	$1,000	$1,019.30	$8.21	1.64%	$8.26	1.65%
Hypothetical**	$1,000	$1,016.66	$8.20	1.64%	$8.25	1.65%
Advisor Class
Actual	$1,000	$1,023.20	$3.21	0.64%	$3.26	0.65%
Hypothetical**	$1,000	$1,021.62	$3.21	0.64%	$3.26	0.65%
Class R
Actual	$1,000	$1,021.40	$5.71	1.14%	$5.76	1.15%
Hypothetical**	$1,000	$1,019.14	$5.71	1.14%	$5.76	1.15%
Class K
Actual	$1,000	$1,023.80	$4.47	0.89%	$4.52	0.90%
Hypothetical**	$1,000	$1,020.38	$4.46	0.89%	$4.51	0.90%
Class I
Actual	$1,000	$1,024.20	$3.21	0.64%	$3.26	0.65%
Hypothetical**	$1,000	$1,021.62	$3.21	0.64%	$3.26	0.65%
Class Z
Actual	$1,000	$1,023.60	$3.06	0.61%	$3.11	0.62%
Hypothetical**	$1,000	$1,021.77	$3.06	0.61%	$3.11	0.62%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

abfunds.com	AB RELATIVE VALUE FUND | 11

PORTFOLIO SUMMARY

April 30, 2023 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,850.8

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets

Philip Morris International, Inc.	$87,776,159	4.7%

Berkshire Hathaway, Inc. – Class B	83,291,039	4.5

Elevance Health, Inc.	80,252,095	4.3

Gilead Sciences, Inc.	63,842,642	3.4

Roche Holding AG (Sponsored ADR)	61,871,903	3.3

Mastercard, Inc. – Class A	61,542,818	3.3

JPMorgan Chase & Co.	61,359,759	3.3

Alphabet, Inc. – Class C	54,299,926	2.9

Raytheon Technologies Corp.	51,784,564	2.8

Cisco Systems, Inc.	44,018,761	2.4

	$650,039,666	34.9%

1	The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

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PORTFOLIO OF INVESTMENTS

April 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.3%
Financials – 21.3%
Banks – 5.7%
Bank OZK(a)	446,434	$15,946,623
JPMorgan Chase & Co.(a)	443,864	61,359,759
Wells Fargo & Co.	718,212	28,548,927

		105,855,309

Capital Markets – 2.7%
Goldman Sachs Group, Inc. (The)	36,922	12,680,492
Houlihan Lokey, Inc.	244,930	22,381,703
Nasdaq, Inc.	130,118	7,204,634
Raymond James Financial, Inc.	76,052	6,884,987

		49,151,816

Financial Services – 9.5%
Berkshire Hathaway, Inc. – Class B(b)	253,511	83,291,039
Mastercard, Inc. – Class A	161,942	61,542,818
PayPal Holdings, Inc.(b)	416,168	31,628,768

		176,462,625

Insurance – 3.4%
American International Group, Inc.	290,928	15,430,821
Axis Capital Holdings Ltd.	577,188	32,634,210
MetLife, Inc.(a)	252,301	15,473,620

		63,538,651

		395,008,401

Health Care – 18.6%
Biotechnology – 7.9%
Amgen, Inc.	174,317	41,790,757
Gilead Sciences, Inc.	776,580	63,842,642
Regeneron Pharmaceuticals, Inc.(b)	50,601	40,571,376

		146,204,775

Health Care Providers & Services – 7.4%
Cigna Group (The)	107,468	27,220,570
Elevance Health, Inc.	171,241	80,252,095
Quest Diagnostics, Inc.	205,747	28,559,741

		136,032,406

Pharmaceuticals – 3.3%
Roche Holding AG (Sponsored ADR)(a)	1,577,560	61,871,903

		344,109,084

Industrials – 18.5%
Aerospace & Defense – 5.1%
Curtiss-Wright Corp.	72,699	12,346,471
Raytheon Technologies Corp.	518,364	51,784,564
Textron, Inc.	437,798	29,306,198

		93,437,233

Air Freight & Logistics – 0.7%
Expeditors International of Washington, Inc.(a)	119,299	13,580,998

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Building Products – 0.9%
Builders FirstSource, Inc.(b)	178,594	$16,925,354

Construction & Engineering – 0.9%
EMCOR Group, Inc.	99,210	16,964,910

Electrical Equipment – 3.1%
Acuity Brands, Inc.	63,205	9,947,203
Emerson Electric Co.	192,589	16,034,960
nVent Electric PLC	738,891	30,981,700

		56,963,863

Ground Transportation – 0.8%
Knight-Swift Transportation Holdings, Inc.	256,400	14,440,448

Machinery – 3.2%
Middleby Corp. (The)(b)	76,381	10,760,555
PACCAR, Inc.	469,251	35,048,357
Westinghouse Air Brake Technologies Corp.	128,852	12,584,975

		58,393,887

Professional Services – 3.2%
Leidos Holdings, Inc.	158,081	14,742,634
Maximus, Inc.	309,823	25,916,694
Robert Half International, Inc.	259,313	18,929,849

		59,589,177

Trading Companies & Distributors – 0.6%
MSC Industrial Direct Co., Inc. – Class A	124,633	11,307,952

		341,603,822

Consumer Staples – 7.9%
Consumer Staples Distribution & Retail – 2.5%
Kroger Co. (The)	227,850	11,080,346
Target Corp.	227,404	35,872,981

		46,953,327

Food Products – 0.6%
Kraft Heinz Co. (The)	280,323	11,008,284

Tobacco – 4.8%
Philip Morris International, Inc.	878,025	87,776,159

		145,737,770

Energy – 7.0%
Energy Equipment & Services – 0.8%
Helmerich & Payne, Inc.	454,178	15,060,543

Oil, Gas & Consumable Fuels – 6.2%
Chevron Corp.(a)	224,187	37,793,445
ConocoPhillips(a)	187,042	19,244,751

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

EOG Resources, Inc.(a)	234,239	$27,984,533
Phillips 66	296,022	29,306,178

		114,328,907

		129,389,450

Information Technology – 6.9%
Communications Equipment – 2.4%
Cisco Systems, Inc.	931,614	44,018,761

Electronic Equipment, Instruments & Components – 1.3%
IPG Photonics Corp.(b)	109,669	12,609,742
Keysight Technologies, Inc.(a)(b)	85,636	12,386,391

		24,996,133

IT Services – 1.6%
Accenture PLC – Class A	105,245	29,499,121

Semiconductors & Semiconductor Equipment – 1.6%
NXP Semiconductors NV	89,145	14,596,602
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	169,039	14,249,988

		28,846,590

		127,360,605

Consumer Discretionary – 6.5%
Automobile Components – 1.1%
BorgWarner, Inc.	427,687	20,584,575

Distributors – 0.9%
LKQ Corp.	293,999	16,972,562

Hotels, Restaurants & Leisure – 1.6%
Booking Holdings, Inc.(b)	5,498	14,769,333
Choice Hotels International, Inc.(a)	113,268	14,443,935

		29,213,268

Household Durables – 0.4%
DR Horton, Inc.	69,194	7,598,885

Specialty Retail – 2.5%
Lowe’s Cos., Inc.	144,746	30,082,561
Ulta Beauty, Inc.(b)	27,920	15,395,926

		45,478,487

		119,847,777

Communication Services – 4.7%
Diversified Telecommunication Services – 1.8%
Comcast Corp. – Class A	779,463	32,246,384

abfunds.com	AB RELATIVE VALUE FUND | 15

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Interactive Media & Services – 2.9%
Alphabet, Inc. – Class C(b)	501,755	$54,299,926

		86,546,310

Real Estate – 2.2%
Specialized REITs – 2.2%
Weyerhaeuser Co.	1,389,138	41,549,118

Materials – 1.1%
Chemicals – 0.6%
Mosaic Co. (The)	272,948	11,695,822

Metals & Mining – 0.5%
BHP Group Ltd. (Sponsored ADR)(a)	154,941	9,147,717

		20,843,539

Utilities – 0.6%
Electric Utilities – 0.6%
IDACORP, Inc.	108,103	12,012,405

Total Common Stocks (cost $1,497,580,330)		1,764,008,281

SHORT-TERM INVESTMENTS – 5.6%
Investment Companies – 5.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.74%(c)(d)(e) (cost $103,477,477)	103,477,477	103,477,477

Total Investments Before Security Lending Collateral for Securities Loaned – 100.9% (cost $1,601,057,807)		1,867,485,758

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.74%(c)(d)(e) (cost $7,701,550)	7,701,550	7,701,550

Total Investments – 101.3% (cost $1,608,759,357)		1,875,187,308
Other assets less liabilities – (1.3)%		(24,427,324)

Net Assets – 100.0%		$1,850,759,984

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

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PORTFOLIO OF INVESTMENTS (continued)

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

abfunds.com	AB RELATIVE VALUE FUND | 17

STATEMENT OF ASSETS & LIABILITIES

April 30, 2023 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,497,580,330)	$1,764,008,281	(a)
Affiliated issuers (cost $111,179,027 – including investment of cash collateral for securities loaned of $7,701,550)	111,179,027
Cash	424
Unaffiliated dividends receivable	1,981,485
Receivable for capital stock sold	769,017
Affiliated dividends receivable	343,306

Total assets	1,878,281,540

Liabilities
Payable for investment securities purchased	16,228,050
Payable for collateral received on securities loaned	7,701,550
Payable for capital stock redeemed	2,117,087
Advisory fee payable	718,262
Distribution fee payable	275,618
Transfer Agent fee payable	103,102
Administrative fee payable	30,087
Directors’ fees payable	3,286
Dividends payable	156
Accrued expenses	344,358

Total liabilities	27,521,556

Net Assets	$1,850,759,984

Composition of Net Assets
Capital stock, at par	$3,110,806
Additional paid-in capital	1,524,093,009
Distributable earnings	323,556,169

Net Assets	$1,850,759,984

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,305,840,512	220,252,279	$5.93	*

C	$27,085,809	4,560,609	$5.94

Advisor	$409,791,741	68,376,959	$5.99

R	$5,352,428	916,443	$5.84

K	$11,188,748	1,910,590	$5.86

I	$34,492,699	5,667,860	$6.09

Z	$57,008,047	9,395,894	$6.07

(a)	Includes securities on loan with a value of $53,157,758 (see Note E).

*	The maximum offering price per share for Class A shares was $6.19 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended April 30, 2023 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $323,728)	$21,503,488
Affiliated issuers	2,098,483
Interest	1,394
Securities lending income	25,984	$23,629,349

Expenses
Advisory fee (see Note B)	5,183,152
Distribution fee—Class A	1,653,714
Distribution fee—Class C	136,068
Distribution fee—Class R	12,995
Distribution fee—Class K	16,027
Transfer agency—Class A	674,419
Transfer agency—Class C	14,325
Transfer agency—Advisor Class	217,402
Transfer agency—Class R	4,149
Transfer agency—Class K	11,166
Transfer agency—Class I	12,348
Transfer agency—Class Z	7,432
Registration fees	75,197
Custody and accounting	68,090
Printing	59,581
Administrative	45,311
Legal	25,624
Audit and tax	25,048
Directors’ fees	21,254
Miscellaneous	35,222

Total expenses	8,298,524
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(415,166)

Net expenses		7,883,358

Net investment income		15,745,991

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on investment transactions		56,876,170
Net change in unrealized depreciation of investments		(29,534,010)

Net gain on investment transactions		27,342,160

Net Increase in Net Assets from Operations		$43,088,151

See notes to financial statements.

abfunds.com	AB RELATIVE VALUE FUND | 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$15,745,991	$22,390,227
Net realized gain on investment transactions	56,876,170	127,576,427
Net change in unrealized depreciation of investments	(29,534,010)	(210,141,222)

Net increase (decrease) in net assets from operations	43,088,151	(60,174,568)
Distributions to Shareholders
Class A	(99,014,621)	(136,386,986)
Class C	(1,790,480)	(2,451,273)
Advisor Class	(32,789,450)	(41,574,707)
Class R	(363,737)	(578,744)
Class K	(1,211,797)	(1,593,163)
Class I	(2,566,694)	(4,259,346)
Class Z	(4,257,067)	(5,122,650)
Capital Stock Transactions
Net increase	55,962,375	108,348,035

Total decrease	(42,943,320)	(143,793,402)
Net Assets
Beginning of period	1,893,703,304	2,037,496,706

End of period	$1,850,759,984	$1,893,703,304

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

April 30, 2023 (unaudited)

NOTE A

Significant Accounting Policies

AB Relative Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically converted to Class A shares 10 years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

abfunds.com	AB RELATIVE VALUE FUND | 21

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

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NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified

abfunds.com	AB RELATIVE VALUE FUND | 23

NOTES TO FINANCIAL STATEMENTS (continued)

as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2023:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$1,764,008,281		$	– 0	–	$	– 0	–	$1,764,008,281
Short-Term Investments	103,477,477			– 0	–		– 0	–	103,477,477
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,701,550			– 0	–		– 0	–	7,701,550

Total Investments in Securities	1,875,187,308			– 0	–		– 0	–	1,875,187,308
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,875,187,308		$	– 0	–	$	– 0	–	$1,875,187,308

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

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NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to .90%, 1.65%, .65%, 1.15%, .90%, .65% and .65% of the daily average net assets for the Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Expense Caps will remain in effect until February 28, 2024 and then

abfunds.com	AB RELATIVE VALUE FUND | 25

NOTES TO FINANCIAL STATEMENTS (continued)

may be extended by the Adviser for additional one-year terms. For the six months ended April 30, 2023, such reimbursements/waivers amounted to $363,997.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2023, the reimbursement for such services amounted to $45,311.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $335,371 for the six months ended April 30, 2023.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $10,018 from the sale of Class A shares and received $2,142 and $2,111 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended April 30, 2023.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until February 28, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended April 30, 2023, such waiver amounted to $50,415.

26 | AB RELATIVE VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the six months ended April 30, 2023 is as follows:

Fund	Market Value 10/31/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$83,218	$370,280	$350,021	$103,477	$2,098
Government Money Market Portfolio*	1,582	122,088	115,968	7,702	3

Total				$111,179	$2,101

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $11,911,870, $293,371 and $255,712 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

abfunds.com	AB RELATIVE VALUE FUND | 27

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2023 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$634,359,070		$668,362,940
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$279,605,926
Gross unrealized depreciation	(13,177,975)

Net unrealized appreciation	$266,427,951

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended April 30, 2023.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned

abfunds.com	AB RELATIVE VALUE FUND | 29

NOTES TO FINANCIAL STATEMENTS (continued)

securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended April 30, 2023 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$53,157,758	$7,701,550	$45,831,253	$22,543	$3,441	$754

*	As of April 30, 2023.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended April 30, 2023 (unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (unaudited)	Year Ended October 31, 2022

Class A
Shares sold	4,189,615	9,190,027	$25,125,536	$59,378,317

Shares issued in reinvestment of dividends and distributions	14,740,957	18,664,995	87,266,463	120,202,565

Shares converted from Class C	153,281	501,228	929,459	3,231,856

Shares redeemed	(11,333,910)	(20,327,466)	(68,228,877)	(128,756,211)

Net increase	7,749,943	8,028,784	$45,092,581	$54,056,527

Class C
Shares sold	437,235	1,290,961	$2,654,039	$8,247,420

Shares issued in reinvestment of dividends and distributions	272,553	356,319	1,618,963	2,305,384

Shares converted to Class A	(153,151)	(501,032)	(929,459)	(3,231,856)

Shares redeemed	(340,161)	(828,695)	(2,085,512)	(5,274,861)

Net increase	216,476	317,553	$1,258,031	$2,046,087

30 | AB RELATIVE VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended April 30, 2023 (unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (unaudited)	Year Ended October 31, 2022

Advisor Class
Shares sold	8,239,928	26,232,690	$49,848,386	$169,039,930

Shares issued in reinvestment of dividends and distributions	4,414,465	5,528,565	26,354,358	35,935,670

Shares redeemed	(12,394,531)	(23,939,922)	(74,721,021)	(151,325,989)

Net increase	259,862	7,821,333	$1,481,723	$53,649,611

Class R
Shares sold	106,765	173,331	$639,699	$1,089,171

Shares issued in reinvestment of dividends and distributions	62,390	91,284	363,736	578,743

Shares redeemed	(74,049)	(384,187)	(438,852)	(2,383,887)

Net increase (decrease)	95,106	(119,572)	$564,583	$(715,973)

Class K
Shares sold	462,405	289,002	$2,919,716	$1,808,494

Shares issued in reinvestment of dividends and distributions	207,499	250,496	1,211,793	1,593,157

Shares redeemed	(1,001,138)	(722,668)	(5,808,479)	(4,469,060)

Net decrease	(331,234)	(183,170)	$(1,676,970)	$(1,067,409)

Class I
Shares sold	378,689	1,086,680	$2,321,214	$7,094,634

Shares issued in reinvestment of dividends and distributions	422,849	646,335	2,566,694	4,259,345

Shares redeemed	(442,899)	(2,600,886)	(2,720,465)	(16,527,891)

Net increase (decrease)	358,639	(867,871)	$2,167,443	$(5,173,912)

Class Z
Shares sold	1,354,346	2,315,449	$8,473,651	$14,974,730

Shares issued in reinvestment of dividends and distributions	702,193	777,571	4,248,266	5,108,642

Shares redeemed	(919,745)	(2,291,451)	(5,646,933)	(14,530,268)

Net increase	1,136,794	801,569	$7,074,984	$5,553,104

abfunds.com	AB RELATIVE VALUE FUND | 31

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

LIBOR Transition and Associated Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. As announced by the FCA and LIBOR’s administrator, ICE Benchmark Administration, most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) have not been published since the end of 2021, but the most widely used U.S. Dollar LIBOR settings are expected to continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight

32 | AB RELATIVE VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the law by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or NAV. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

abfunds.com	AB RELATIVE VALUE FUND | 33

NOTES TO FINANCIAL STATEMENTS (continued)

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2023.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2023 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2022 and October 31, 2021 were as follows:

	2022	2021
Distributions paid from:
Ordinary income	$26,277,567	$19,963,117
Net long-term capital gains	165,689,302	– 0	–

Total taxable distributions paid	$191,966,869	$19,963,117

As of October 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$18,944,480
Undistributed capital gains	119,840,172
Unrealized appreciation (depreciation)	283,677,212	(a)

Total accumulated earnings (deficit)	$422,461,864

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2022, the Fund did not have any capital loss carryforwards.

34 | AB RELATIVE VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB RELATIVE VALUE FUND | 35

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended April 30, 2023 (unaudited)	Year Ended October 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 6.26	$ 7.11	$ 4.82	$ 5.65	$ 5.94	$ 6.24

Income From Investment Operations

Net investment income(a)(b)	.05	.07	.05	.06	.06	.06

Net realized and unrealized gain (loss) on investment transactions	.09	(.25)	2.31	(.64)	.38	.38

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.14	(.18)	2.36	(.58)	.44	.44

Less: Dividends and Distributions

Dividends from net investment income	(.08)	(.05)	(.07)	(.07)	(.06)	(.05)

Distributions from net realized gain on investment transactions	(.39)	(.62)	– 0	–	(.18)	(.67)	(.69)

Total dividends and distributions	(.47)	(.67)	(.07)	(.25)	(.73)	(.74)

Net asset value, end of period	$ 5.93	$ 6.26	$ 7.11	$ 4.82	$ 5.65	$ 5.94

Total Return

Total investment return based on net asset value(d)*	2.23%	(2.80)%	49.27%	(10.85)%	9.29%	7.39%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$1,306	$1,330	$1,454	$1,061	$1,333	$1,325

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.89	%^	.90%	.90%	.89%	.89%	.88%

Expenses, before waivers/reimbursements(e)‡	.94	%^	.94%	.95%	.98%	.97%	.97%

Net investment income(b)	1.61	%^	1.10%	.79%	1.27%	1.17%	.92%

Portfolio turnover rate	35%	71%	55%	55%	77%	110%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%	.00%	.01%	.01%	.02%

See footnote summary on page 43.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended April 30, 2023 (unaudited)	Year Ended October 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 6.24	$ 7.10	$ 4.80	$ 5.62	$ 5.90	$ 6.20

Income From Investment Operations

Net investment income(a)(b)	.03	.02	0	(c)	.03	.02	.01

Net realized and unrealized gain (loss) on investment transactions	.09	(.26)	2.31	(.66)	.39	.38

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.12	(.24)	2.31	(.63)	.41	.39

Less: Dividends and Distributions

Dividends from net investment income	(.03)	– 0	–	(.01)	(.01)	(.02)	– 0	–

Distributions from net realized gain on investment transactions	(.39)	(.62)	– 0	–	(.18)	(.67)	(.69)

Total dividends and distributions	(.42)	(.62)	(.01)	(.19)	(.69)	(.69)

Net asset value, end of period	$ 5.94	$ 6.24	$ 7.10	$ 4.80	$ 5.62	$ 5.90

Total Return

Total investment return based on net asset value(d)*	1.93%	(3.63)%	48.30%	(11.61)%	8.54%	6.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$27,086	$27,116	$28,571	$26,515	$42,996	$56,237

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.64	%^	1.65%	1.65%	1.64%	1.64%	1.63%

Expenses, before waivers/reimbursements(e)‡	1.69	%^	1.69%	1.70%	1.73%	1.72%	1.72%

Net investment income(b)	.86	%^	.35%	.05%	.54%	.43%	.18%

Portfolio turnover rate	35%	71%	55%	55%	77%	110%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%	.00%	.01%	.01%	.02%

See footnote summary on page 43.

abfunds.com	AB RELATIVE VALUE FUND | 37

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended April 30, 2023 (unaudited)	Year Ended October 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 6.33	$ 7.18	$ 4.87	$ 5.71	$ 6.00	$ 6.30

Income From Investment Operations

Net investment income(a)(b)	.06	.09	.07	.08	.08	.07

Net realized and unrealized gain (loss) on investment transactions	.09	(.25)	2.32	(.66)	.38	.39

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.15	(.16)	2.39	(.58)	.46	.46

Less: Dividends and Distributions

Dividends from net investment income	(.10)	(.07)	(.08)	(.08)	(.08)	(.07)

Distributions from net realized gain on investment transactions	(.39)	(.62)	– 0	–	(.18)	(.67)	(.69)

Total dividends and distributions	(.49)	(.69)	(.08)	(.26)	(.75)	(.76)

Net asset value, end of period	$ 5.99	$ 6.33	$ 7.18	$ 4.87	$ 5.71	$ 6.00

Total Return

Total investment return based on net asset value(d)*	2.32%	(2.52)%	49.53%	(10.68)%	9.58%	7.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$409,792	$431,114	$433,047	$228,842	$323,301	$212,812

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.64	%^	.65%	.65%	.64%	.64%	.63%

Expenses, before waivers/reimbursements(e)‡	.69	%^	.69%	.70%	.73%	.73%	.72%

Net investment income(b)	1.86	%^	1.35%	1.03%	1.53%	1.41%	1.17%

Portfolio turnover rate	35%	71%	55%	55%	77%	110%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%	.00%	.01%	.01%	.02%

See footnote summary on page 43.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended April 30, 2023 (unaudited)	Year Ended October 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 6.15	$ 6.98	$ 4.73	$ 5.55	$ 5.84	$ 6.14

Income From Investment Operations

Net investment income(a)(b)	.04	.05	.03	.05	.05	.04

Net realized and unrealized gain (loss) on investment transactions	.09	(.24)	2.27	(.64)	.37	.37

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.13	(.19)	2.30	(.59)	.42	.41

Less: Dividends and Distributions

Dividends from net investment income	(.05)	(.02)	(.05)	(.05)	(.04)	(.02)

Distributions from net realized gain on investment transactions	(.39)	(.62)	– 0	–	(.18)	(.67)	(.69)

Total dividends and distributions	(.44)	(.64)	(.05)	(.23)	(.71)	(.71)

Net asset value, end of period	$ 5.84	$ 6.15	$ 6.98	$ 4.73	$ 5.55	$ 5.84

Total Return

Total investment return based on net asset value(d)*	2.14%	(3.03)%	48.90%	(11.22)%	9.06%	7.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,352	$5,052	$6,569	$5,698	$6,588	$7,503

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.14	%^	1.15%	1.15%	1.14%	1.14%	1.13%

Expenses, before waivers/reimbursements(e)‡	1.25	%^	1.32%	1.35%	1.35%	1.35%	1.33%

Net investment income(b)	1.37	%^	.84%	.54%	1.02%	.93%	.67%

Portfolio turnover rate	35%	71%	55%	55%	77%	110%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%	.00%	.01%	.01%	.02%

See footnote summary on page 43.

abfunds.com	AB RELATIVE VALUE FUND | 39

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended April 30, 2023 (unaudited)	Year Ended October 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 6.18	$ 7.02	$ 4.76	$ 5.58	$ 5.88	$ 6.19

Income From Investment Operations

Net investment income(a)(b)	.05	.07	.05	.06	.06	.05

Net realized and unrealized gain (loss) on investment transactions	.10	(.25)	2.28	(.63)	.37	.39

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.15	(.18)	2.33	(.57)	.43	.44

Less: Dividends and Distributions

Dividends from net investment income	(.08)	(.04)	(.07)	(.07)	(.06)	(.06)

Distributions from net realized gain on investment transactions	(.39)	(.62)	– 0	–	(.18)	(.67)	(.69)

Total dividends and distributions	(.47)	(.66)	(.07)	(.25)	(.73)	(.75)

Net asset value, end of period	$ 5.86	$ 6.18	$ 7.02	$ 4.76	$ 5.58	$ 5.88

Total Return

Total investment return based on net asset value(d)*	2.38%	(2.81)%	49.23%	(10.85)%	9.24%	7.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,189	$13,861	$17,030	$20,989	$25,198	$23,947

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.89	%^	.90%	.90%	.89%	.89%	.88%

Expenses, before waivers/reimbursements(e)‡	1.01	%^	1.02%	1.01%	1.03%	1.02%	1.00%

Net investment income(b)	1.60	%^	1.09%	.79%	1.28%	1.17%	.92%

Portfolio turnover rate	35%	71%	55%	55%	77%	110%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%	.00%	.01%	.01%	.02%

See footnote summary on page 43.

40 | AB RELATIVE VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended April 30, 2023 (unaudited)	Year Ended October 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 6.42	$ 7.27	$ 4.93	$ 5.78	$ 6.06	$ 6.35

Income From Investment Operations

Net investment income(a)(b)	.06	.09	.07	.08	.08	.07

Net realized and unrealized gain (loss) on investment transactions	.09	(.25)	2.35	(.67)	.39	.40

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.15	(.16)	2.42	(.59)	.47	.47

Less: Dividends and Distributions

Dividends from net investment income	(.09)	(.07)	(.08)	(.08)	(.08)	(.07)

Distributions from net realized gain on investment transactions	(.39)	(.62)	– 0	–	(.18)	(.67)	(.69)

Total dividends and distributions	(.48)	(.69)	(.08)	(.26)	(.75)	(.76)

Net asset value, end of period	$ 6.09	$ 6.42	$ 7.27	$ 4.93	$ 5.78	$ 6.06

Total Return

Total investment return based on net asset value(d)*	2.42%	(2.49)%	49.57%	(10.73)%	9.62%	7.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$34,493	$34,072	$44,916	$32,266	$33,781	$32,720

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.64	%^	.65%	.65%	.64%	.64%	.63%

Expenses, before waivers/reimbursements(e)‡	.66	%^	.69%	.70%	.72%	.71%	.72%

Net investment income(b)	1.86	%^	1.33%	1.03%	1.50%	1.43%	1.17%

Portfolio turnover rate	35%	71%	55%	55%	77%	110%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%	.00%	.01%	.01%	.02%

See footnote summary on page 43.

abfunds.com	AB RELATIVE VALUE FUND | 41

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended April 30, 2023 (unaudited)	Year Ended October 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 6.40	$ 7.26	$ 4.92	$ 5.77	$ 6.06	$ 6.36

Income From Investment Operations

Net investment income(a)(b)	.06	.09	.07	.08	.08	.08

Net realized and unrealized gain (loss) on investment transactions	.10	(.26)	2.36	(.66)	.39	.38

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.16	(.17)	2.43	(.58)	.47	.46

Less: Dividends and Distributions

Dividends from net investment income	(.10)	(.07)	(.09)	(.09)	(.09)	(.07)

Distributions from net realized gain on investment transactions	(.39)	(.62)	– 0	–	(.18)	(.67)	(.69)

Total dividends and distributions	(.49)	(.69)	(.09)	(.27)	(.76)	(.76)

Net asset value, end of period	$ 6.07	$ 6.40	$ 7.26	$ 4.92	$ 5.77	$ 6.06

Total Return

Total investment return based on net asset value(d)*	2.36%	(2.55)%	49.78%	(10.67)%	9.57%	7.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$57,008	$52,894	$54,161	$32,643	$75,553	$66,355

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.61	%^	.61%	.61%	.61%	.61%	.59%

Expenses, before waivers/reimbursements(e)‡	.61	%^	.61%	.61%	.62%	.62%	.61%

Net investment income(b)	1.90	%^	1.39%	1.08%	1.62%	1.44%	1.22%

Portfolio turnover rate	35%	71%	55%	55%	77%	110%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%	.00%	.01%	.01%	.02%

See footnote summary on page 43.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended April 30, 2023 and years ended October 31, 2020, October 31, 2019 and October 31, 2018 such waiver amounted to .01%, .01%, ..01% and .02%, respectively.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended October 31, 2019 and October 31, 2018 by .15% and .03%, respectively.

Includes the impact of proceeds recorded and credited to the Fund resulting from regulatory settlement, which enhanced the Fund’s performance for the year ended October 31, 2018 by .12%.

^	Annualized.

See notes to financial statements.

abfunds.com	AB RELATIVE VALUE FUND | 43

BOARD OF DIRECTORS

Garry Moody(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Marshall C. Turner, Jr.(1)

OFFICERS

Frank V. Caruso(2)*, Senior Vice President

John H. Fogarty(2), Vice President

Vinay Thapar(2), Vice President

Christopher Kotowicz(2), Vice President

Nancy E. Hay, Secretary

Michael B. Reyes, Senior Vice President

Joseph J. Mantineo, Treasurer and Chief Financial Officer Stephen M. Woetzel, Controller Jennifer Friedland, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust

Company

One Congress Street, Suite 1

Boston, MA 02114

Principal Underwriter

AllianceBernstein Investments, Inc.

501 Commerce Street

Nashville, TN 37203

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor

Services, Inc.

P.O. Box 786003

San Antonio, TX 78278

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Manhattan West

New York, NY 10001

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Relative Value Investment Team. Messrs. Caruso, Fogarty, Kotowicz and Thapar are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

*	Mr. Caruso is expected to retire from the Adviser effective March 31, 2024.

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Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Fund’s LRMP is adequately designed, has been implemented as intended,

abfunds.com	AB RELATIVE VALUE FUND | 45

and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Relative Value Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held in-person on May 3-5, 2022 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters

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as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2020 and 2021 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the

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Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s profitability to the Adviser would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2022. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

abfunds.com	AB RELATIVE VALUE FUND | 49

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating

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services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

abfunds.com	AB RELATIVE VALUE FUND | 51

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Disruptors ETF

High Yield ETF

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

US High Dividend ETF

US Low Volatility Equity ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

52 | AB RELATIVE VALUE FUND	abfunds.com

AB RELATIVE VALUE FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

RV-0152-0423

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Relative Value Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: June 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: June 26, 2023

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 26, 2023